ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS
ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

A. Subject to discretionary withdrawal, surrender values, or policy loans:
	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(1)Term Policies with Cash Value	—	—	—	—	—	—
(2) Universal Life	$406.1	$406.1	419.4	—	—	—
(3) Universal Life with Secondary Guarantees	—	—	—	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	1,467.8	1,084.3	1,223.1	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	—	—	—	—	—	—
(9) Variable Universal Life	229.0	211.6	216.3	2,103.6	1,815.0	1,881.9
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1)Term Policies without Cash Value	XXX	XXX	366.1	XXX	XXX	—
(2) Accidental Death Benefits	XXX	XXX	—	XXX	XXX	—
(3) Disability – Active Lives	XXX	XXX	41.7	XXX	XXX	—
(4) Disability – Disabled Lives	XXX	XXX	17.4	XXX	XXX	—
(5) Miscellaneous Reserves	XXX	XXX	290.0	XXX	XXX	—
C. Total (gross: direct + assumed)	$2,102.9	$1,702.0	$2,574.0	$2,103.6	$1,815.0	$1,881.9
D. Reinsurance Ceded	25.9	25.9	971.1	—	—	—
E. Total (net) (C) (D)	$2,077.0	$1,676.1	$1,602.9	$2,103.6	$1,815.0	$1,881.9